Land Use Rights, Net - Land Use Rights, Net (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Real Estate [Abstract]
Land use rights	$ 5,003	$ 5,178
Less: accumulated amortization	(1,307)	(1,201)
Exchange differences	(28)	(71)
Land use rights, net	$ 3,668	$ 3,906